Collateral Dependent Loans and Lease Receivables, Goodwill and Other Assets Measured at Fair Value on a Non-Recurring Basis Based on the ASC 820-10 Valuation Hierarchy (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Level 1 KRW	Dec. 31, 2009 Level 1 KRW	Dec. 31, 2010 Level 2 KRW	Dec. 31, 2009 Level 2 KRW	Dec. 31, 2010 Level 3 KRW		Dec. 31, 2009 Level 3 KRW
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Loans and lease receivables									619,322,000,000	[1]	432,765,000,000	[1]
Goodwill	3,365,843,000	3,805,422,000,000	3,805,422,000,000	3,892,393,000,000	[2]	[2]	[2]	[2]		[2]		[2]
Other assets	$ 8,668,190,000	9,800,256,000,000	10,153,495,000,000						38,294,000,000	[3]	9,591,000,000	[3]

[1]	Represents carrying values net of allowances and cumulative impairment charges of related impaired loans and lease receivables which are collateral dependent and are evaluated based on the fair value of the underlying collateral. The fair value of the collateral for such impaired loans and lease receivables is based on the appraisal value of external valuation experts, as adjusted for significant inputs related to the foreclosure proceeding for such collateral, which inputs are deemed to be unobservable. We accordingly classify collateral dependent loans and lease receivables as Level 3.
[2]	The Group recorded goodwill impairment charges of (Won)59,517 million and (Won)0 million at December 31, 2009 and 2010, respectively, as determined based on Level 3 inputs. See Note 10 for additional information on goodwill impairment
[3]	The Group recorded impairment charges of (Won)12,038 million and (Won)17,276 million at December 21, 2009 and 2010, respectively.